Property and Equipment, Net - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (714,305)	$ (568,918)
Total property and equipment, net	1,771,500	1,774,643
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	286,200	286,200
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	259,722	238,860
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	537,532	468,647
Rides, Attractions and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,173,746	1,100,423
Animals [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	157,160	161,194
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 71,445	$ 88,237